S000008482 [Member] Investment Strategy - Carillon Eagle Small Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	During normal market conditions, the Eagle Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. The fund’s portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12‑month period (approximately $32.4 billion during the 12‑month period ended December 31, 2025). The fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
When making their investment decisions, the portfolio managers generally focus on investing in the dividend paying equity securities, generally common stock, of companies that the portfolio managers believe have accelerating earnings growth rates, reasonable valuations (typically with a price‑to‑earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. Although the portfolio managers generally do not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the health care, information technology and industrials sectors at any given time. The fund may also purchase, or obtain exposure to, securities in initial public offerings (“IPOs”). The fund will sell securities when they no longer meet the portfolio managers’ investment criteria. The fund also may hold securities of mid‑capitalization companies.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.